First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
March 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 44.5%
	Aerospace & Defense – 1.9%
$250,000	Howmet Aerospace, Inc.	4.85%	10/15/31	$249,393
2,200,000	Howmet Aerospace, Inc.	5.95%	02/01/37	2,305,035
500,000	Northrop Grumman Corp.	3.25%	01/15/28	484,174
500,000	Northrop Grumman Corp.	4.60%	02/01/29	502,597
500,000	Northrop Grumman Corp.	5.05%	11/15/40	479,278
750,000	Northrop Grumman Corp.	4.03%	10/15/47	599,427
250,000	Northrop Grumman Corp.	5.25%	05/01/50	236,604
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	902,906
2,500,000	Northrop Grumman Corp.	5.20%	06/01/54	2,343,219
600,000	RTX Corp.	5.75%	01/15/29	624,911
1,000,000	RTX Corp.	6.00%	03/15/31	1,062,527
1,000,000	RTX Corp.	6.10%	03/15/34	1,072,878
1,500,000	RTX Corp.	3.13%	07/01/50	991,074
1,000,000	RTX Corp.	2.82%	09/01/51	612,010
2,500,000	RTX Corp.	5.38%	02/27/53	2,388,167
1,000,000	RTX Corp.	6.40%	03/15/54	1,095,361
				15,949,561
	Banks – 6.0%
450,000	Bank of America Corp. (a)	2.55%	02/04/28	434,248
475,000	Bank of America Corp. (a)	4.38%	04/27/28	473,101
1,000,000	Bank of America Corp. (a)	4.95%	07/22/28	1,008,186
1,105,000	Bank of America Corp. (a)	5.20%	04/25/29	1,122,879
500,000	Bank of America Corp. (a)	4.27%	07/23/29	494,060
500,000	Bank of America Corp. (a)	3.97%	02/07/30	486,655
500,000	Bank of America Corp. (a)	3.19%	07/23/30	469,112
500,000	Bank of America Corp. (a)	2.88%	10/22/30	461,105
500,000	Bank of America Corp. (a)	1.90%	07/23/31	430,136
1,000,000	Bank of America Corp. (a)	1.92%	10/24/31	856,014
500,000	Bank of America Corp. (a)	2.57%	10/20/32	431,550
500,000	Bank of America Corp. (a)	4.57%	04/27/33	483,313
3,500,000	Bank of America Corp. (a)	5.29%	04/25/34	3,517,537
2,500,000	Bank of America Corp. (a)	5.47%	01/23/35	2,537,442
500,000	Bank of America Corp. (a)	4.08%	04/23/40	432,750
1,000,000	Bank of America Corp. (a)	2.68%	06/19/41	709,823
1,000,000	JPMorgan Chase & Co. (a)	1.47%	09/22/27	956,728
1,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	1,008,886
550,000	JPMorgan Chase & Co. (a)	2.95%	02/24/28	534,434
1,000,000	JPMorgan Chase & Co. (a)	5.57%	04/22/28	1,020,096
975,000	JPMorgan Chase & Co. (a)	4.32%	04/26/28	970,364
500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	503,277
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	486,080
1,000,000	JPMorgan Chase & Co. (a)	2.07%	06/01/29	926,056
1,000,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	1,020,553
1,475,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	1,491,706
500,000	JPMorgan Chase & Co. (a)	3.70%	05/06/30	481,268
1,000,000	JPMorgan Chase & Co. (a)	2.58%	04/22/32	878,961
1,000,000	JPMorgan Chase & Co. (a)	2.96%	01/25/33	883,083
1,000,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	992,350
1,000,000	JPMorgan Chase & Co. (a)	5.35%	06/01/34	1,016,701
1,000,000	JPMorgan Chase & Co. (a)	5.34%	01/23/35	1,011,003
1,000,000	JPMorgan Chase & Co. (a)	2.53%	11/19/41	692,069
2,500,000	JPMorgan Chase Bank N.A.	5.11%	12/08/26	2,533,180
2,054,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	2,082,701
1,500,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,542,688

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,000,000	PNC Financial Services Group (The), Inc. (a)	5.07%	01/24/34	$990,307
2,000,000	Truist Financial Corp. (a)	7.16%	10/30/29	2,154,053
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,067,009
1,500,000	US Bancorp (a)	5.38%	01/23/30	1,530,679
1,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	1,021,964
1,000,000	Wells Fargo & Co. (a)	5.20%	01/23/30	1,016,976
1,000,000	Wells Fargo & Co. (a)	5.24%	01/24/31	1,016,979
1,000,000	Wells Fargo & Co. (a)	5.50%	01/23/35	1,013,953
3,000,000	Wells Fargo & Co. (a)	5.21%	12/03/35	2,980,419
1,000,000	Wells Fargo Bank N.A.	5.25%	12/11/26	1,014,369
				50,186,803
	Beverages – 1.0%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	844,301
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,015,207
2,500,000	Anheuser-Busch InBev Worldwide, Inc.	5.00%	06/15/34	2,516,949
1,182,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,056,280
2,000,000	Constellation Brands, Inc.	4.90%	05/01/33	1,952,017
1,200,000	Molson Coors Beverage Co.	5.00%	05/01/42	1,104,618
				8,489,372
	Biotechnology – 1.9%
3,250,000	AbbVie, Inc.	4.80%	03/15/29	3,291,838
2,000,000	AbbVie, Inc.	4.88%	03/15/30	2,029,337
275,000	AbbVie, Inc.	4.40%	11/06/42	242,952
300,000	AbbVie, Inc.	4.70%	05/14/45	271,121
250,000	AbbVie, Inc.	4.88%	11/14/48	229,315
1,000,000	AbbVie, Inc.	4.25%	11/21/49	829,118
500,000	Amgen, Inc.	2.45%	02/21/30	451,459
500,000	Amgen, Inc.	5.25%	03/02/30	511,533
1,000,000	Amgen, Inc.	5.25%	03/02/33	1,014,817
750,000	Amgen, Inc.	3.15%	02/21/40	573,574
1,000,000	Amgen, Inc.	2.80%	08/15/41	717,811
3,000,000	Amgen, Inc.	5.60%	03/02/43	2,975,343
2,500,000	Amgen, Inc.	5.65%	03/02/53	2,454,221
				15,592,439
	Capital Markets – 4.7%
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.54%	09/10/27	956,910
1,500,000	Goldman Sachs Group (The), Inc. (a)	1.95%	10/21/27	1,439,083
950,000	Goldman Sachs Group (The), Inc. (a)	2.64%	02/24/28	917,281
5,000,000	Goldman Sachs Group (The), Inc. (a)	4.48%	08/23/28	4,988,659
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	488,256
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	493,221
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	453,285
1,000,000	Goldman Sachs Group (The), Inc. (a)	5.73%	04/25/30	1,031,860
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.99%	01/27/32	847,133
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.62%	04/22/32	873,421
1,500,000	Goldman Sachs Group (The), Inc. (a)	2.65%	10/21/32	1,296,852
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/21/42	707,002
500,000	Goldman Sachs Group (The), Inc. (a)	3.44%	02/24/43	378,708
1,000,000	Morgan Stanley (a)	2.48%	01/21/28	964,680
3,000,000	Morgan Stanley (a)	5.65%	04/13/28	3,062,615

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$1,050,000	Morgan Stanley (a)	4.21%	04/20/28	$1,042,588
500,000	Morgan Stanley (a)	3.77%	01/24/29	489,177
1,000,000	Morgan Stanley (a)	5.12%	02/01/29	1,013,891
2,000,000	Morgan Stanley (a)	5.16%	04/20/29	2,027,480
2,500,000	Morgan Stanley (a)	5.45%	07/20/29	2,557,338
500,000	Morgan Stanley (a)	4.43%	01/23/30	493,801
1,000,000	Morgan Stanley (a)	2.51%	10/20/32	858,642
2,000,000	Morgan Stanley (a)	5.25%	04/21/34	2,001,814
1,000,000	Morgan Stanley (a)	5.42%	07/21/34	1,011,987
500,000	Morgan Stanley (a)	4.46%	04/22/39	459,276
1,500,000	MSCI, Inc. (b)	4.00%	11/15/29	1,434,175
2,500,000	MSCI, Inc. (b)	3.88%	02/15/31	2,326,533
2,250,000	Nasdaq, Inc.	5.55%	02/15/34	2,308,629
2,350,000	Nasdaq, Inc.	5.95%	08/15/53	2,394,579
				39,318,876
	Communications Equipment – 0.5%
2,300,000	Cisco Systems, Inc.	4.85%	02/26/29	2,341,566
1,000,000	Cisco Systems, Inc.	5.30%	02/26/54	979,579
1,000,000	Cisco Systems, Inc.	5.50%	02/24/55	1,007,543
				4,328,688
	Construction Materials – 0.4%
2,000,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	1,914,212
1,125,000	CRH America Finance, Inc.	5.40%	05/21/34	1,136,425
				3,050,637
	Consumer Finance – 0.5%
2,500,000	American Express Co. (a)	5.10%	02/16/28	2,530,564
1,000,000	American Express Co. (a)	5.53%	04/25/30	1,031,302
737,000	American Express Co. (a)	5.09%	01/30/31	746,550
				4,308,416
	Containers & Packaging – 0.1%
500,000	Amcor Flexibles North America, Inc. (b)	5.10%	03/17/30	504,263
	Diversified Telecommunication Services – 1.6%
500,000	AT&T, Inc.	2.30%	06/01/27	477,992
500,000	AT&T, Inc.	1.65%	02/01/28	462,605
462,000	AT&T, Inc.	4.30%	02/15/30	454,994
500,000	AT&T, Inc.	2.75%	06/01/31	444,560
500,000	AT&T, Inc.	2.25%	02/01/32	421,863
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,141,732
1,186,000	AT&T, Inc.	3.50%	09/15/53	809,346
504,000	AT&T, Inc.	3.55%	09/15/55	341,832
1,044,000	AT&T, Inc.	3.65%	09/15/59	704,677
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,089,076
500,000	Verizon Communications, Inc.	1.75%	01/20/31	422,934
500,000	Verizon Communications, Inc.	2.55%	03/21/31	440,727
2,003,000	Verizon Communications, Inc.	2.36%	03/15/32	1,695,564
1,904,000	Verizon Communications, Inc. (b)	4.78%	02/15/35	1,849,005
500,000	Verizon Communications, Inc.	2.65%	11/20/40	351,355
500,000	Verizon Communications, Inc.	3.40%	03/22/41	385,181
500,000	Verizon Communications, Inc.	2.88%	11/20/50	311,628
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	714,507

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services (Continued)
$1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	$747,775
				13,267,353
	Electric Utilities – 5.5%
1,000,000	AEP Transmission Co., LLC	5.15%	04/01/34	1,000,136
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	736,590
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	479,026
2,000,000	AEP Transmission Co., LLC, Series N	2.75%	08/15/51	1,216,974
1,980,000	Alabama Power Co.	3.75%	09/01/27	1,956,117
1,000,000	Alabama Power Co.	5.85%	11/15/33	1,055,856
500,000	Alabama Power Co.	5.10%	04/02/35	500,227
500,000	Alabama Power Co.	3.45%	10/01/49	354,559
1,000,000	Alabama Power Co.	3.13%	07/15/51	660,719
2,542,000	American Transmission Systems, Inc. (b)	2.65%	01/15/32	2,184,264
1,000,000	Appalachian Power Co., Series AA	2.70%	04/01/31	885,090
500,000	Commonwealth Edison Co.	4.90%	02/01/33	496,991
500,000	Commonwealth Edison Co.	4.00%	03/01/49	388,790
1,000,000	Commonwealth Edison Co.	5.30%	02/01/53	948,517
2,000,000	Duke Energy Carolinas, LLC	4.95%	01/15/33	2,001,142
1,000,000	Duke Energy Carolinas, LLC	4.85%	01/15/34	987,297
2,000,000	Duke Energy Carolinas, LLC	5.35%	01/15/53	1,911,973
1,000,000	Duke Energy Carolinas, LLC	5.40%	01/15/54	965,174
1,000,000	Duke Energy Florida, LLC	5.88%	11/15/33	1,056,129
500,000	Duke Energy Florida, LLC	6.20%	11/15/53	529,499
1,000,000	Duke Energy Progress, LLC	5.10%	03/15/34	1,007,596
1,000,000	Duke Energy Progress, LLC	4.00%	04/01/52	770,280
1,500,000	FirstEnergy Transmission, LLC	4.55%	01/15/30	1,479,929
1,000,000	Florida Power & Light Co.	5.30%	06/15/34	1,023,854
2,000,000	Florida Power & Light Co.	5.69%	03/01/40	2,079,370
1,750,000	Florida Power & Light Co.	5.60%	06/15/54	1,759,101
1,500,000	Georgia Power Co.	4.65%	05/16/28	1,510,009
2,000,000	Georgia Power Co.	4.55%	03/15/30	1,998,242
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	333,662
1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	981,844
500,000	Indiana Michigan Power Co., Series L	3.75%	07/01/47	373,922
1,250,000	Northern States Power Co.	5.40%	03/15/54	1,214,944
3,000,000	Ohio Edison Co. (b)	5.50%	01/15/33	3,042,167
500,000	PECO Energy Co.	3.90%	03/01/48	390,535
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,293,655
700,000	Public Service Electric and Gas Co.	5.20%	08/01/33	711,700
1,500,000	Public Service Electric and Gas Co.	5.20%	03/01/34	1,526,757
500,000	Public Service Electric and Gas Co.	5.45%	08/01/53	490,119
1,750,000	Public Service Electric and Gas Co.	5.45%	03/01/54	1,719,313
				46,022,069
	Financial Services – 0.5%
1,500,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,097,560
1,000,000	Fiserv, Inc.	3.20%	07/01/26	984,213
333,000	Fiserv, Inc.	5.38%	08/21/28	340,731
500,000	Fiserv, Inc.	3.50%	07/01/29	475,624
250,000	Fiserv, Inc.	2.65%	06/01/30	225,156
1,000,000	Fiserv, Inc.	5.63%	08/21/33	1,030,006
500,000	Fiserv, Inc.	4.40%	07/01/49	412,440
				4,565,730

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food Products – 1.1%
$2,000,000	Conagra Brands, Inc.	5.30%	11/01/38	$1,904,302
2,500,000	Kraft Heinz Foods Co.	3.00%	06/01/26	2,456,137
1,000,000	Kraft Heinz Foods Co.	5.40%	03/15/35	1,008,429
2,250,000	Kraft Heinz Foods Co.	5.50%	06/01/50	2,125,729
2,000,000	The Campbell’s Company	5.40%	03/21/34	2,016,152
				9,510,749
	Ground Transportation – 0.6%
1,300,000	CSX Corp.	4.10%	11/15/32	1,242,252
1,500,000	CSX Corp.	4.50%	11/15/52	1,282,351
2,500,000	Union Pacific Corp.	4.95%	05/15/53	2,303,053
				4,827,656
	Health Care Equipment & Supplies – 0.8%
2,350,000	Abbott Laboratories	4.90%	11/30/46	2,225,342
1,150,000	Becton Dickinson & Co.	5.11%	02/08/34	1,149,632
1,000,000	Solventum Corp.	5.40%	03/01/29	1,020,399
1,200,000	Solventum Corp.	5.90%	04/30/54	1,187,815
1,000,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/30	1,010,832
				6,594,020
	Health Care Providers & Services – 3.4%
1,143,000	Centene Corp.	4.25%	12/15/27	1,116,216
2,000,000	Centene Corp.	2.45%	07/15/28	1,826,385
1,000,000	Centene Corp.	2.50%	03/01/31	844,034
1,200,000	Cigna (The) Group	4.38%	10/15/28	1,191,211
1,150,000	Cigna (The) Group	5.00%	05/15/29	1,165,718
1,100,000	Cigna (The) Group	5.40%	03/15/33	1,120,269
1,150,000	Cigna (The) Group	5.25%	02/15/34	1,156,556
1,500,000	Cigna (The) Group	4.90%	12/15/48	1,307,348
1,150,000	Cigna (The) Group	5.60%	02/15/54	1,095,554
500,000	Elevance Health, Inc.	4.55%	05/15/52	411,432
1,000,000	Elevance Health, Inc.	6.10%	10/15/52	1,023,120
500,000	Elevance Health, Inc.	5.70%	02/15/55	487,725
1,000,000	HCA, Inc.	5.25%	03/01/30	1,012,087
1,000,000	HCA, Inc.	2.38%	07/15/31	851,278
2,500,000	HCA, Inc.	5.50%	06/01/33	2,510,323
2,500,000	HCA, Inc.	3.50%	07/15/51	1,649,982
2,500,000	HCA, Inc.	5.90%	06/01/53	2,390,975
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,613,365
2,000,000	UnitedHealth Group, Inc.	5.88%	02/15/53	2,029,962
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,031,130
500,000	UnitedHealth Group, Inc.	5.20%	04/15/63	452,346
				28,287,016
	Hotels, Restaurants & Leisure – 0.4%
1,200,000	Marriott International, Inc.	5.10%	04/15/32	1,196,211
2,500,000	McDonald’s Corp.	5.45%	08/14/53	2,419,694
				3,615,905
	Independent Power & Renewable Electricity Producers – 0.1%
1,000,000	Vistra Operations Co., LLC (b)	5.70%	12/30/34	995,767
	Insurance – 2.3%
2,500,000	Aon North America, Inc.	5.13%	03/01/27	2,527,618

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance (Continued)
$182,000	Aon North America, Inc.	5.15%	03/01/29	$185,272
2,300,000	Aon North America, Inc.	5.75%	03/01/54	2,270,009
2,000,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	2,172,359
1,000,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	991,853
1,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	979,216
1,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	1,109,386
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	960,305
2,750,000	Brown & Brown, Inc.	5.65%	06/11/34	2,800,367
2,500,000	Brown & Brown, Inc.	4.95%	03/17/52	2,156,954
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,076,833
1,115,000	Marsh & McLennan Cos., Inc.	5.45%	03/15/54	1,083,686
660,000	Ryan Specialty, LLC (b)	5.88%	08/01/32	652,445
				18,966,303
	Life Sciences Tools & Services – 0.3%
2,000,000	IQVIA, Inc.	5.70%	05/15/28	2,037,630
250,000	IQVIA, Inc.	6.25%	02/01/29	260,528
				2,298,158
	Media – 1.1%
2,000,000	Comcast Corp.	5.35%	11/15/27	2,051,707
1,000,000	Comcast Corp.	4.55%	01/15/29	1,004,294
1,500,000	Comcast Corp.	5.50%	11/15/32	1,559,272
500,000	Comcast Corp.	3.25%	11/01/39	388,540
1,000,000	Comcast Corp.	3.75%	04/01/40	820,740
500,000	Comcast Corp.	4.00%	08/15/47	390,560
500,000	Comcast Corp.	3.45%	02/01/50	346,457
2,250,000	Comcast Corp.	5.35%	05/15/53	2,100,308
543,000	Comcast Corp.	2.94%	11/01/56	319,306
				8,981,184
	Multi-Utilities – 0.3%
2,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	2,107,262
	Oil, Gas & Consumable Fuels – 1.0%
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	491,630
1,000,000	BP Capital Markets America, Inc.	4.70%	04/10/29	1,007,053
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	431,994
1,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	1,317,196
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	734,937
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	634,319
2,500,000	Energy Transfer, L.P.	5.20%	04/01/30	2,529,456
500,000	Sabine Pass Liquefaction, LLC	5.00%	03/15/27	502,459
750,000	Sabine Pass Liquefaction, LLC	4.20%	03/15/28	741,777
				8,390,821
	Pharmaceuticals – 0.9%
4,600,000	AstraZeneca Finance, LLC	4.80%	02/26/27	4,649,877
500,000	AstraZeneca Finance, LLC	1.75%	05/28/28	462,608
1,850,000	AstraZeneca Finance, LLC	4.85%	02/26/29	1,877,783
1,000,000	AstraZeneca Finance, LLC	2.25%	05/28/31	875,560
				7,865,828
	Professional Services – 0.4%
2,500,000	Verisk Analytics, Inc.	5.25%	06/05/34	2,522,089

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Professional Services (Continued)
$1,000,000	Verisk Analytics, Inc.	5.25%	03/15/35	$999,477
				3,521,566
	Semiconductors & Semiconductor Equipment – 0.6%
500,000	Broadcom, Inc. (b)	1.95%	02/15/28	465,192
500,000	Broadcom, Inc.	4.75%	04/15/29	502,127
500,000	Broadcom, Inc. (b)	2.45%	02/15/31	440,045
1,250,000	Broadcom, Inc.	4.30%	11/15/32	1,193,610
250,000	Broadcom, Inc. (b)	2.60%	02/15/33	210,768
383,000	Broadcom, Inc. (b)	3.42%	04/15/33	341,136
500,000	Broadcom, Inc. (b)	3.47%	04/15/34	440,319
642,000	Broadcom, Inc. (b)	4.93%	05/15/37	617,549
500,000	Broadcom, Inc. (b)	3.50%	02/15/41	391,768
500,000	Broadcom, Inc. (b)	3.75%	02/15/51	374,342
				4,976,856
	Software – 3.8%
1,000,000	AppLovin Corp.	5.13%	12/01/29	1,004,205
2,250,000	Atlassian Corp.	5.25%	05/15/29	2,291,466
2,250,000	Atlassian Corp.	5.50%	05/15/34	2,285,738
2,997,000	CrowdStrike Holdings, Inc.	3.00%	02/15/29	2,761,359
1,000,000	Oracle Corp.	4.50%	05/06/28	1,000,595
2,250,000	Oracle Corp.	6.15%	11/09/29	2,382,603
1,500,000	Oracle Corp.	4.65%	05/06/30	1,496,847
2,500,000	Oracle Corp.	6.25%	11/09/32	2,667,174
500,000	Oracle Corp.	4.90%	02/06/33	491,836
500,000	Oracle Corp.	6.50%	04/15/38	539,999
1,900,000	Oracle Corp.	5.38%	07/15/40	1,816,218
500,000	Oracle Corp.	3.65%	03/25/41	388,232
500,000	Oracle Corp.	3.60%	04/01/50	347,642
500,000	Oracle Corp.	3.95%	03/25/51	367,519
2,000,000	Oracle Corp.	6.90%	11/09/52	2,206,617
1,000,000	Oracle Corp.	5.55%	02/06/53	935,417
1,000,000	Roper Technologies, Inc.	4.90%	10/15/34	977,831
3,750,000	Salesforce, Inc.	3.70%	04/11/28	3,695,088
2,000,000	Salesforce, Inc.	2.90%	07/15/51	1,291,826
600,000	Synopsys, Inc.	4.85%	04/01/30	604,078
1,500,000	Synopsys, Inc.	5.15%	04/01/35	1,508,472
1,000,000	Synopsys, Inc.	5.70%	04/01/55	993,620
				32,054,382
	Specialized REITs – 0.1%
1,000,000	VICI Properties, L.P.	5.13%	11/15/31	987,012
	Technology Hardware, Storage & Peripherals – 0.1%
500,000	Dell International, LLC/EMC Corp. (c)	5.00%	04/01/30	502,509
	Trading Companies & Distributors – 0.2%
1,000,000	Ashtead Capital, Inc. (b)	5.95%	10/15/33	1,015,000
1,000,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	1,006,507
				2,021,507
	Water Utilities – 0.8%
4,500,000	American Water Capital Corp.	5.15%	03/01/34	4,518,129

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Water Utilities (Continued)
$2,500,000	American Water Capital Corp.	5.45%	03/01/54	$2,411,467
				6,929,596
	Wireless Telecommunication Services – 1.6%
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	492,826
2,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	1,999,240
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	700,644
2,500,000	T-Mobile USA, Inc.	4.85%	01/15/29	2,514,797
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	661,390
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	424,985
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,512,453
1,000,000	T-Mobile USA, Inc.	5.15%	04/15/34	1,001,764
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,088,937
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	668,075
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,464,378
1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	982,385
				13,511,874
	Total Corporate Bonds and Notes			372,530,178
	(Cost $386,449,471)
FOREIGN CORPORATE BONDS AND NOTES – 3.9%
	Banks – 1.1%
1,500,000	Barclays PLC (a)	6.50%	09/13/27	1,536,943
1,000,000	Barclays PLC (a)	5.37%	02/25/31	1,011,288
1,250,000	Lloyds Banking Group PLC (a)	5.09%	11/26/28	1,262,764
1,000,000	Lloyds Banking Group PLC (a)	5.72%	06/05/30	1,030,597
2,000,000	Royal Bank of Canada (a)	5.15%	02/04/31	2,024,650
1,250,000	Toronto-Dominion (The) Bank	4.98%	04/05/27	1,263,353
1,250,000	Toronto-Dominion (The) Bank	4.99%	04/05/29	1,265,975
				9,395,570
	Biotechnology – 0.1%
500,000	CSL Finance PLC (b)	4.75%	04/27/52	435,205
	Capital Markets – 0.5%
1,250,000	UBS Group AG (a) (b)	1.49%	08/10/27	1,197,805
1,000,000	UBS Group AG (a) (b)	5.62%	09/13/30	1,026,859
2,000,000	UBS Group AG (a) (b)	5.70%	02/08/35	2,051,609
				4,276,273
	Construction Materials – 0.1%
1,125,000	CRH SMW Finance DAC	5.20%	05/21/29	1,145,005
	Containers & Packaging – 0.3%
2,500,000	Smurfit Kappa Treasury ULC (b)	5.44%	04/03/34	2,516,705
	Insurance – 0.2%
2,000,000	Aon Corp./Aon Global Holdings PLC	5.35%	02/28/33	2,034,465
	Life Sciences Tools & Services – 0.5%
2,000,000	Icon Investments Six DAC	5.81%	05/08/27	2,042,384
1,250,000	Icon Investments Six DAC	5.85%	05/08/29	1,289,858
1,250,000	Icon Investments Six DAC	6.00%	05/08/34	1,277,435
				4,609,677

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels – 0.2%
$1,377,000	Enbridge, Inc.	5.90%	11/15/26	$1,405,096
	Pharmaceuticals – 0.5%
1,000,000	AstraZeneca PLC	3.00%	05/28/51	668,693
2,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.11%	05/19/43	1,908,463
1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.30%	05/19/53	950,180
1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.34%	05/19/63	931,808
				4,459,144
	Semiconductors & Semiconductor Equipment – 0.1%
500,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88%	01/15/27	494,622
	Software – 0.3%
1,125,000	Constellation Software, Inc. (b)	5.16%	02/16/29	1,141,815
1,125,000	Constellation Software, Inc. (b)	5.46%	02/16/34	1,145,740
				2,287,555
	Total Foreign Corporate Bonds and Notes			33,059,317
	(Cost $33,274,264)
U.S. GOVERNMENT BONDS AND NOTES – 1.1%
965,000	U.S. Treasury Bond	4.75%	02/15/45	982,792
1,035,000	U.S. Treasury Bond	4.50%	11/15/54	1,020,122
2,295,000	U.S. Treasury Note	4.13%	02/28/27	2,303,875
2,040,000	U.S. Treasury Note	3.88%	03/15/28	2,039,761
45,000	U.S. Treasury Note	4.00%	02/28/30	45,109
2,490,000	U.S. Treasury Note	4.63%	02/15/35	2,572,676
	Total U.S. Government Bonds and Notes			8,964,335
	(Cost $8,913,317)

Shares	Description	Value
COMMON STOCKS – 49.4%
	Aerospace & Defense – 0.7%
10,876	General Dynamics Corp.	2,964,580
17,222	Woodward, Inc.	3,142,843
		6,107,423
	Air Freight & Logistics – 0.7%
25,873	Expeditors International of Washington, Inc.	3,111,228
22,729	United Parcel Service, Inc., Class B	2,499,963
		5,611,191
	Banks – 3.5%
21,966	BancFirst Corp.	2,413,404
64,364	Bank OZK	2,796,616
9,923	City Holding Co.	1,165,655
45,996	Commerce Bancshares, Inc.	2,862,331
21,350	Cullen/Frost Bankers, Inc.	2,673,020
154,172	First BanCorp	2,955,477
101,274	Home BancShares, Inc.	2,863,016
45,377	International Bancshares Corp.	2,861,474
14,951	Lakeland Financial Corp.	888,687
28,004	National Bank Holdings Corp., Class A	1,071,713
67,724	OFG Bancorp	2,710,315
30,470	Popular, Inc.	2,814,514

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
17,077	Preferred Bank	$1,428,662
		29,504,884
	Beverages – 0.3%
18,848	PepsiCo, Inc.	2,826,069
	Building Products – 0.6%
7,773	Carlisle Cos., Inc.	2,646,706
8,123	CSW Industrials, Inc.	2,368,017
		5,014,723
	Capital Markets – 3.6%
5,383	Ameriprise Financial, Inc.	2,605,964
14,670	Cboe Global Markets, Inc.	3,319,674
12,342	CME Group, Inc.	3,274,209
5,967	FactSet Research Systems, Inc.	2,712,837
69,718	Federated Hermes, Inc.	2,842,403
16,504	Houlihan Lokey, Inc.	2,665,396
16,222	Interactive Brokers Group, Inc., Class A	2,686,201
18,160	PJT Partners, Inc., Class A	2,503,901
18,451	Raymond James Financial, Inc.	2,563,028
34,749	SEI Investments Co.	2,697,565
27,019	Stifel Financial Corp.	2,546,811
		30,417,989
	Chemicals – 0.7%
26,043	Innospec, Inc.	2,467,574
5,425	NewMarket Corp.	3,072,992
		5,540,566
	Commercial Services & Supplies – 0.7%
38,808	Brady Corp., Class A	2,741,397
15,687	Cintas Corp.	3,224,149
		5,965,546
	Construction & Engineering – 0.6%
26,831	AECOM	2,488,039
6,312	EMCOR Group, Inc.	2,333,104
		4,821,143
	Construction Materials – 0.3%
5,550	Martin Marietta Materials, Inc.	2,653,622
	Consumer Staples Distribution & Retail – 0.7%
7,234	Casey’s General Stores, Inc.	3,139,845
31,095	PriceSmart, Inc.	2,731,696
		5,871,541
	Containers & Packaging – 0.3%
15,316	Avery Dennison Corp.	2,725,789
	Distributors – 0.3%
24,548	Genuine Parts Co.	2,924,649
	Electric Utilities – 0.4%
38,814	Otter Tail Corp.	3,119,481

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment – 0.3%
15,898	AMETEK, Inc.	$2,736,682
	Electronic Equipment, Instruments & Components – 1.3%
41,268	Amphenol Corp., Class A	2,706,768
13,512	Badger Meter, Inc.	2,570,658
24,437	TD SYNNEX Corp.	2,540,470
20,046	TE Connectivity PLC	2,832,901
		10,650,797
	Financial Services – 2.8%
52,646	Essent Group Ltd.	3,038,727
16,351	Jack Henry & Associates, Inc.	2,985,693
5,443	Mastercard, Inc., Class A	2,983,417
120,880	MGIC Investment Corp.	2,995,406
90,356	Radian Group, Inc.	2,988,073
9,069	Visa, Inc., Class A	3,178,322
41,641	Voya Financial, Inc.	2,821,594
270,382	Western Union (The) Co.	2,860,642
		23,851,874
	Food Products – 1.6%
44,944	General Mills, Inc.	2,687,202
16,923	Hershey (The) Co.	2,894,341
20,836	Ingredion, Inc.	2,817,235
22,758	John B. Sanfilippo & Son, Inc.	1,612,632
47,984	Mondelez International, Inc., Class A	3,255,714
		13,267,124
	Ground Transportation – 1.0%
16,794	JB Hunt Transport Services, Inc.	2,484,672
16,677	Landstar System, Inc.	2,504,886
72,018	Marten Transport Ltd.	988,087
16,247	Old Dominion Freight Line, Inc.	2,688,066
		8,665,711
	Health Care Equipment & Supplies – 0.4%
25,340	Abbott Laboratories	3,361,351
	Health Care Providers & Services – 1.2%
5,410	Chemed Corp.	3,328,881
7,771	Elevance Health, Inc.	3,380,074
5,664	UnitedHealth Group, Inc.	2,966,520
		9,675,475
	Hotel & Resort REITs – 0.3%
186,713	Apple Hospitality REIT, Inc.	2,410,465
	Hotels, Restaurants & Leisure – 1.3%
15,353	Darden Restaurants, Inc.	3,189,739
15,884	Texas Roadhouse, Inc.	2,646,751
15,289	Vail Resorts, Inc.	2,446,546
175,832	Wendy’s (The) Co.	2,572,422
		10,855,458
	Household Durables – 0.3%
21,016	Lennar Corp., Class A	2,412,216

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products – 0.3%
17,096	Procter & Gamble (The) Co.	$2,913,500
	Insurance – 7.2%
27,707	Aflac, Inc.	3,080,741
20,930	American Financial Group, Inc.	2,748,946
39,369	American International Group, Inc.	3,422,741
31,842	Assured Guaranty Ltd.	2,805,280
28,092	Brown & Brown, Inc.	3,494,645
10,375	Chubb Ltd.	3,133,146
19,946	Cincinnati Financial Corp.	2,946,423
53,220	CNA Financial Corp.	2,703,044
25,495	Employers Holdings, Inc.	1,291,067
7,905	Everest Group Ltd.	2,872,124
26,199	Hartford Insurance Group (The), Inc.	3,241,602
13,493	Marsh & McLennan Cos., Inc.	3,292,697
79,194	Old Republic International Corp.	3,105,989
10,559	Primerica, Inc.	3,004,352
11,961	Progressive (The) Corp.	3,385,083
34,774	RLI Corp.	2,793,396
30,645	Selective Insurance Group, Inc.	2,805,243
11,896	Travelers (The) Cos., Inc.	3,146,016
39,246	Unum Group	3,196,979
48,975	W.R. Berkley Corp.	3,485,061
		59,954,575
	IT Services – 0.6%
8,146	Accenture PLC, Class A	2,541,878
37,271	Cognizant Technology Solutions Corp., Class A	2,851,231
		5,393,109
	Life Sciences Tools & Services – 0.3%
5,508	Thermo Fisher Scientific, Inc.	2,740,781
	Machinery – 4.1%
252,961	CNH Industrial N.V.	3,106,361
6,765	Deere & Co.	3,175,153
42,556	Donaldson Co., Inc.	2,853,805
29,410	Franklin Electric Co., Inc.	2,761,011
34,001	Graco, Inc.	2,839,424
20,059	ITT, Inc.	2,590,820
36,114	Mueller Industries, Inc.	2,749,720
13,698	Nordson Corp.	2,763,161
27,553	PACCAR, Inc.	2,682,836
8,442	Snap-on, Inc.	2,845,038
14,097	Watts Water Technologies, Inc., Class A	2,874,660
15,115	Westinghouse Air Brake Technologies Corp.	2,741,105
		33,983,094
	Media – 0.3%
156,700	TEGNA, Inc.	2,855,074
	Metals & Mining – 0.8%
10,644	Reliance, Inc.	3,073,455
21,736	Royal Gold, Inc.	3,554,053
		6,627,508

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 3.2%
55,234	California Resources Corp.	$2,428,639
13,338	Cheniere Energy, Inc.	3,086,414
19,790	Chevron Corp.	3,310,669
24,514	Chord Energy Corp.	2,763,218
28,900	ConocoPhillips	3,035,078
23,380	EOG Resources, Inc.	2,998,251
26,644	Exxon Mobil Corp.	3,168,771
79,745	International Seaways, Inc.	2,647,534
122,585	Magnolia Oil & Gas Corp., Class A	3,096,497
		26,535,071
	Pharmaceuticals – 1.5%
19,818	Johnson & Johnson	3,286,617
28,811	Merck & Co., Inc.	2,586,075
112,351	Royalty Pharma PLC, Class A	3,497,487
17,591	Zoetis, Inc.	2,896,358
		12,266,537
	Professional Services – 2.3%
9,789	Automatic Data Processing, Inc.	2,990,833
7,512	CRA International, Inc.	1,301,078
66,730	Genpact Ltd.	3,361,857
21,450	Jacobs Solutions, Inc.	2,593,091
10,189	Kforce, Inc.	498,140
42,491	Korn Ferry	2,882,165
20,439	Paychex, Inc.	3,153,329
40,678	Robert Half, Inc.	2,218,985
		18,999,478
	Software – 0.7%
36,698	Dolby Laboratories, Inc., Class A	2,947,216
6,800	Microsoft Corp.	2,552,652
		5,499,868
	Specialized REITs – 0.4%
10,674	Millrose Properties, Inc. (d)	282,968
98,119	VICI Properties, Inc.	3,200,642
		3,483,610
	Specialty Retail – 1.6%
33,405	Best Buy Co., Inc.	2,458,942
5,713	Murphy USA, Inc.	2,684,024
18,801	Penske Automotive Group, Inc.	2,706,968
23,722	TJX (The) Cos., Inc.	2,889,340
54,016	Tractor Supply Co.	2,976,282
		13,715,556
	Textiles, Apparel & Luxury Goods – 0.8%
52,888	Carter’s, Inc.	2,163,119
34,148	Columbia Sportswear Co.	2,584,662
67,404	Steven Madden Ltd.	1,795,643
		6,543,424
	Trading Companies & Distributors – 1.4%
39,856	Fastenal Co.	3,090,833
38,373	MSC Industrial Direct Co., Inc., Class A	2,980,431

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
52,310	Rush Enterprises, Inc., Class A	$2,793,877
6,048	Watsco, Inc.	3,074,198
		11,939,339
	Total Common Stocks	414,442,293
	(Cost $369,300,897)
MONEY MARKET FUNDS – 0.7%
5,589,717	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (e)	5,589,717
	(Cost $5,589,717)

Total Investments – 99.6%	834,585,840
(Cost $803,527,666)

Net Other Assets and Liabilities – 0.4%	3,380,655
Net Assets – 100.0%	$837,966,495

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2025, securities noted as such amounted to $29,721,195 or 3.5% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at March 31, 2025. Interest will begin accruing on the security’s first settlement date.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$372,530,178	$—	$372,530,178	$—
Foreign Corporate Bonds and Notes*	33,059,317	—	33,059,317	—
U.S. Government Bonds and Notes	8,964,335	—	8,964,335	—
Common Stocks*	414,442,293	414,442,293	—	—
Money Market Funds	5,589,717	5,589,717	—	—
Total Investments	$834,585,840	$420,032,010	$414,553,830	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 50.2%
	Capital Markets – 50.2%
12,000	First Trust Commercial Mortgage Opportunities ETF (a)	$244,140
85,668	First Trust Institutional Preferred Securities and Income ETF (a)	1,601,992
42,617	First Trust Intermediate Government Opportunities ETF (a)	863,207
23,949	First Trust Limited Duration Investment Grade Corporate ETF (a)	453,594
29,122	First Trust Preferred Securities and Income ETF (a)	512,256
55,094	First Trust Senior Loan ETF (a)	2,515,041
12,000	First Trust Structured Credit Income Opportunities ETF (a)	246,060
41,039	First Trust Tactical High Yield ETF (a)	1,684,240
500	iShares 20+ Year Treasury Bond ETF	45,515
6,043	iShares 7-10 Year Treasury Bond ETF	576,321
13,804	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,500,357
6,529	iShares MBS ETF	612,290
	Total Exchange-Traded Funds	10,855,013
	(Cost $10,789,669)
COMMON STOCKS (b) – 35.9%
	Aerospace & Defense – 0.4%
141	BWX Technologies, Inc.	13,910
146	Northrop Grumman Corp.	74,753
		88,663
	Banks – 0.8%
700	JPMorgan Chase & Co.	171,710
	Beverages – 0.2%
312	PepsiCo, Inc.	46,781
	Capital Markets – 0.4%
533	Intercontinental Exchange, Inc.	91,942
	Construction & Engineering – 0.1%
81	Quanta Services, Inc.	20,589
	Consumer Finance – 0.4%
353	American Express Co.	94,975
	Consumer Staples Distribution & Retail – 0.5%
1,197	Walmart, Inc.	105,085
	Containers & Packaging – 0.2%
201	Packaging Corp. of America	39,802
	Diversified REITs – 0.6%
3,670	Essential Properties Realty Trust, Inc.	119,789
	Electric Utilities – 2.4%
192	ALLETE, Inc.	12,614
582	Alliant Energy Corp.	37,452
493	American Electric Power Co., Inc.	53,870
224	Duke Energy Corp.	27,321
526	Entergy Corp.	44,968
566	Evergy, Inc.	39,026
583	Fortis, Inc. (CAD)	26,556
114	IDACORP, Inc.	13,249
1,501	NextEra Energy, Inc.	106,406
804	PG&E Corp.	13,813
1,449	PPL Corp.	52,323
542	Southern (The) Co.	49,837

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Electric Utilities (Continued)
542	Xcel Energy, Inc.	$38,368
		515,803
	Electrical Equipment – 0.5%
310	Eaton Corp PLC	84,267
124	Generac Holdings, Inc. (c)	15,705
		99,972
	Energy Equipment & Services – 0.1%
1,077	Archrock, Inc.	28,260
	Financial Services – 0.6%
356	Visa, Inc., Class A	124,764
	Food Products – 0.5%
2,519	Conagra Brands, Inc.	67,182
693	Mondelez International, Inc., Class A	47,020
		114,202
	Gas Utilities – 0.8%
919	AltaGas Ltd. (CAD)	25,206
300	Atmos Energy Corp.	46,374
800	National Fuel Gas Co.	63,352
358	ONE Gas, Inc.	27,061
		161,993
	Ground Transportation – 0.2%
206	Union Pacific Corp.	48,665
	Health Care Equipment & Supplies – 0.3%
406	Abbott Laboratories	53,856
	Health Care Providers & Services – 0.5%
358	Cencora, Inc.	99,556
	Health Care REITs – 2.8%
4,388	CareTrust REIT, Inc.	125,409
5,730	Healthpeak Properties, Inc.	115,861
6,902	Sabra Health Care REIT, Inc.	120,578
1,684	Ventas, Inc.	115,792
839	Welltower, Inc.	128,543
		606,183
	Hotel & Resort REITs – 1.0%
7,623	Host Hotels & Resorts, Inc.	108,323
1,188	Ryman Hospitality Properties, Inc.	108,631
		216,954
	Hotels, Restaurants & Leisure – 0.7%
310	McDonald’s Corp.	96,835
478	Starbucks Corp.	46,887
		143,722
	Independent Power & Renewable Electricity Producers – 0.2%
1,322	Clearway Energy, Inc., Class A	37,624
	Industrial Conglomerates – 0.2%
245	Honeywell International, Inc.	51,879

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Industrial REITs – 1.1%
1,035	Prologis, Inc.	$115,703
3,433	STAG Industrial, Inc.	124,000
		239,703
	Insurance – 0.8%
719	Brown & Brown, Inc.	89,444
258	Chubb Ltd.	77,913
		167,357
	IT Services – 0.4%
280	Accenture PLC, Class A	87,371
	Machinery – 0.7%
238	Caterpillar, Inc.	78,492
128	Parker-Hannifin Corp.	77,805
		156,297
	Media – 0.1%
733	Comcast Corp., Class A	27,048
	Metals & Mining – 0.5%
612	Franco-Nevada Corp.	96,427
	Multi-Utilities – 2.1%
133	Ameren Corp.	13,353
1,165	Atco Ltd., Class I (CAD)	40,575
1,029	CenterPoint Energy, Inc.	37,281
336	CMS Energy Corp.	25,237
450	Dominion Energy, Inc.	25,232
272	DTE Energy Co.	37,609
1,855	Public Service Enterprise Group, Inc.	152,666
1,120	Sempra	79,923
366	WEC Energy Group, Inc.	39,887
		451,763
	Office REITs – 1.0%
3,860	Cousins Properties, Inc.	113,870
1,905	SL Green Realty Corp.	109,918
		223,788
	Oil, Gas & Consumable Fuels – 3.2%
136	Cheniere Energy, Inc.	31,471
968	ConocoPhillips	101,659
367	DT Midstream, Inc.	35,408
897	Enbridge, Inc.	39,746
1,012	Exxon Mobil Corp.	120,357
1,283	Keyera Corp. (CAD)	39,880
3,130	Kinder Morgan, Inc.	89,299
1,250	ONEOK, Inc.	124,025
243	Targa Resources Corp.	48,714
878	TC Energy Corp.	41,450
443	Williams (The) Cos., Inc.	26,474
		698,483
	Pharmaceuticals – 0.7%
817	AstraZeneca PLC, ADR	60,049
396	Merck & Co., Inc.	35,545

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Pharmaceuticals (Continued)
933	Novo Nordisk A/S, ADR	$64,788
		160,382
	Residential REITs – 1.1%
529	AvalonBay Communities, Inc.	113,534
1,664	Equity Residential	119,109
		232,643
	Retail REITs – 2.1%
4,499	Brixmor Property Group, Inc.	119,449
5,302	Kimco Realty Corp.	112,615
5,090	Kite Realty Group Trust	113,863
679	Simon Property Group, Inc.	112,768
		458,695
	Semiconductors & Semiconductor Equipment – 1.4%
567	Broadcom, Inc.	94,933
822	QUALCOMM, Inc.	126,267
518	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	85,988
		307,188
	Software – 1.8%
310	Microsoft Corp.	116,371
973	Oracle Corp.	136,035
497	SAP SE, ADR	133,415
		385,821
	Specialized REITs – 3.7%
537	American Tower Corp.	116,851
741	Digital Realty Trust, Inc.	106,178
134	Equinix, Inc.	109,257
2,415	Gaming and Leisure Properties, Inc.	122,923
1,288	Iron Mountain, Inc.	110,820
394	Public Storage	117,920
3,553	VICI Properties, Inc.	115,899
		799,848
	Specialty Retail – 0.5%
903	TJX (The) Cos., Inc.	109,985
	Technology Hardware, Storage & Peripherals – 0.2%
214	Apple, Inc.	47,536
	Water Utilities – 0.1%
682	Essential Utilities, Inc.	26,959
	Total Common Stocks	7,760,063
	(Cost $6,917,200)
MASTER LIMITED PARTNERSHIPS – 3.6%
	Chemicals – 0.1%
1,257	Westlake Chemical Partners, L.P.	29,024
	Oil, Gas & Consumable Fuels – 3.5%
666	Cheniere Energy Partners, L.P.	43,983
10,119	Energy Transfer, L.P.	188,112
6,369	Enterprise Products Partners, L.P.	217,438
736	Hess Midstream, L.P., Class A (d)	31,125

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
2,513	MPLX, L.P.	$134,496
4,592	Plains GP Holdings, L.P., Class A	98,085
636	Sunoco, L.P.	36,926
		750,165
	Total Master Limited Partnerships	779,189
	(Cost $600,026)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 8.2%
$18,170	U.S. Treasury Inflation Indexed Bond (e)	0.13%	04/15/26	18,045
45,060	U.S. Treasury Inflation Indexed Bond (e)	0.13%	07/15/26	44,857
40,689	U.S. Treasury Inflation Indexed Bond (e)	0.13%	10/15/26	40,371
48,658	U.S. Treasury Inflation Indexed Bond (e)	0.38%	01/15/27	48,164
23,629	U.S. Treasury Inflation Indexed Bond (e)	2.38%	01/15/27	24,236
41,629	U.S. Treasury Inflation Indexed Bond (e)	0.13%	04/15/27	40,875
50,647	U.S. Treasury Inflation Indexed Bond (e)	0.38%	07/15/27	50,078
46,112	U.S. Treasury Inflation Indexed Bond (e)	1.63%	10/15/27	46,879
52,802	U.S. Treasury Inflation Indexed Bond (e)	0.50%	01/15/28	51,874
28,811	U.S. Treasury Inflation Indexed Bond (e)	1.75%	01/15/28	29,292
44,481	U.S. Treasury Inflation Indexed Bond (e)	1.25%	04/15/28	44,504
35,353	U.S. Treasury Inflation Indexed Bond (e)	3.63%	04/15/28	37,902
50,622	U.S. Treasury Inflation Indexed Bond (e)	0.75%	07/15/28	50,038
47,708	U.S. Treasury Inflation Indexed Bond (e)	2.38%	10/15/28	49,715
49,066	U.S. Treasury Inflation Indexed Bond (e)	0.88%	01/15/29	48,311
23,674	U.S. Treasury Inflation Indexed Bond (e)	2.50%	01/15/29	24,747
49,298	U.S. Treasury Inflation Indexed Bond (e)	2.13%	04/15/29	50,771
40,580	U.S. Treasury Inflation Indexed Bond (e)	3.88%	04/15/29	44,604
53,402	U.S. Treasury Inflation Indexed Bond (e)	0.25%	07/15/29	51,165
50,479	U.S. Treasury Inflation Indexed Bond (e)	1.63%	10/15/29	51,206
55,562	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/30	52,290
56,994	U.S. Treasury Inflation Indexed Bond (e)	0.13%	07/15/30	53,403
56,135	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/31	51,864
59,262	U.S. Treasury Inflation Indexed Bond (e)	0.13%	07/15/31	54,438
63,029	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/32	57,069
10,738	U.S. Treasury Inflation Indexed Bond (e)	3.38%	04/15/32	12,007
56,854	U.S. Treasury Inflation Indexed Bond (e)	0.63%	07/15/32	53,097
56,522	U.S. Treasury Inflation Indexed Bond (e)	1.13%	01/15/33	54,171
52,299	U.S. Treasury Inflation Indexed Bond (e)	1.38%	07/15/33	51,035
55,806	U.S. Treasury Inflation Indexed Bond (e)	1.75%	01/15/34	55,730
57,706	U.S. Treasury Inflation Indexed Bond (e)	1.88%	07/15/34	58,262
25,165	U.S. Treasury Inflation Indexed Bond (e)	2.13%	01/15/35	25,839
24,986	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/40	25,273
37,426	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/41	37,780
34,866	U.S. Treasury Inflation Indexed Bond (e)	0.75%	02/15/42	28,040
33,990	U.S. Treasury Inflation Indexed Bond (e)	0.63%	02/15/43	26,168
33,804	U.S. Treasury Inflation Indexed Bond (e)	1.38%	02/15/44	29,456
34,130	U.S. Treasury Inflation Indexed Bond (e)	0.75%	02/15/45	25,927
29,495	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/46	23,291
26,320	U.S. Treasury Inflation Indexed Bond (e)	0.88%	02/15/47	19,941
25,764	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/48	19,820
21,461	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/49	16,348
21,006	U.S. Treasury Inflation Indexed Bond (e)	0.25%	02/15/50	12,840
21,963	U.S. Treasury Inflation Indexed Bond (e)	0.13%	02/15/51	12,646

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$23,964	U.S. Treasury Inflation Indexed Bond (e)	0.13%	02/15/52	$13,589
22,442	U.S. Treasury Inflation Indexed Bond (e)	1.50%	02/15/53	18,692
19,667	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/54	18,887
11,074	U.S. Treasury Inflation Indexed Bond (e)	2.38%	02/15/55	11,218
	Total U.S. Government Bonds and Notes			1,766,755
	(Cost $1,755,450)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Fannie Mae REMICS
205	Series 1999-56, Class Z	7.00%	12/01/29	209
394	Series 2002-67, Class PE	5.50%	11/01/32	404
	Freddie Mac REMICS
2	Series 1996-1847, Class LL	7.50%	04/01/26	2
564	Series 1999-2130, Class KB	6.38%	03/01/29	572
	Total U.S. Government Agency Mortgage-Backed Securities			1,187
	(Cost $1,187)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/01/25	0
	MASTR Alternative Loan Trust
25	Series 2005-1, Class 5A1	5.50%	01/01/26	23
	Total Mortgage-Backed Securities			23
	(Cost $324)

Shares	Description	Value
MONEY MARKET FUNDS – 2.2%
465,603	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (f)	465,603
	(Cost $465,603)

Total Investments – 100.1%	21,627,833
(Cost $20,529,459)

Net Other Assets and Liabilities – (0.1)%	(10,956)
Net Assets – 100.0%	$21,616,877

(a)	Investment in an affiliated fund.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(f)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
REITs	– Real Estate Investment Trusts
REMICS	– Real Estate Mortgage Investment Conduit

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$10,855,013	$10,855,013	$—	$—
Common Stocks*	7,760,063	7,760,063	—	—
Master Limited Partnerships*	779,189	779,189	—	—
U.S. Government Bonds and Notes	1,766,755	—	1,766,755	—
U.S. Government Agency Mortgage-Backed Securities	1,187	—	1,187	—
Mortgage-Backed Securities	23	—	23	—
Money Market Funds	465,603	465,603	—	—
Total Investments	$21,627,833	$19,859,868	$1,767,965	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2025, and for the fiscal year-to-date period (January 1, 2025 to March 31, 2025) are as follows:
Security Name	Shares at 3/31/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2025	Dividend Income
First Trust Commercial Mortgage Opportunities ETF	12,000	$ —	$243,120	$ —	$1,020	$ —	$244,140	$ —
First Trust Institutional Preferred Securities and Income ETF	85,668	1,333,946	330,272	(61,554)	(3,634)	2,962	1,601,992	21,877
First Trust Intermediate Government Opportunities ETF	42,617	718,665	129,236	—	15,306	—	863,207	9,511
First Trust Limited Duration Investment Grade Corporate ETF	23,949	379,872	91,371	(19,229)	1,300	280	453,594	4,932
First Trust Preferred Securities and Income ETF	29,122	429,278	106,551	(19,929)	(4,142)	498	512,256	7,203
First Trust Senior Loan ETF	55,094	2,622,455	301,965	(376,330)	(17,727)	(15,322)	2,515,041	42,276
First Trust Structured Credit Income Opportunities ETF	12,000	—	245,200	—	860	—	246,060	—
First Trust Tactical High Yield ETF	41,039	1,772,189	200,711	(275,736)	14,869	(27,793)	1,684,240	25,741
		$7,256,405	$1,648,426	$ (752,778)	$7,852	$ (39,375)	$8,120,530	$111,540

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.8%
	Capital Markets – 98.8%
12,404	First Trust China AlphaDEX® Fund (a)	$259,740
11,405	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	664,341
20,808	First Trust Dow Jones Internet Index Fund (a) (b)	4,622,497
28,060	First Trust Emerging Markets AlphaDEX® Fund (a)	641,426
5,838	First Trust Eurozone AlphaDEX® ETF (a)	271,350
79,992	First Trust Financials AlphaDEX® Fund (a)	4,239,576
4,292	First Trust India NIFTY 50 Equal Weight ETF (a)	239,322
60,699	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	4,227,079
49,419	First Trust Large Cap Core AlphaDEX® Fund (a)	5,063,471
38,361	First Trust Large Cap Growth AlphaDEX® Fund (a)	5,040,636
63,317	First Trust Mid Cap Growth AlphaDEX® Fund (a)	4,741,177
24,604	First Trust NASDAQ-100-Technology Sector Index Fund (a)	4,270,270
3,868	First Trust Switzerland AlphaDEX® Fund (a)	261,670
6,410	First Trust United Kingdom AlphaDEX® Fund (a)	256,592
106,000	First Trust Utilities AlphaDEX® Fund (a)	4,347,060
31,687	iShares Core U.S. Aggregate Bond ETF	3,134,478
43,662	SPDR Blackstone Senior Loan ETF	1,795,818
18,895	SPDR Bloomberg High Yield Bond ETF	1,800,694
51,196	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,701,755
57,059	SPDR Portfolio Short Term Corporate Bond ETF	1,717,476
	Total Exchange-Traded Funds	49,296,428
	(Cost $46,044,865)
MONEY MARKET FUNDS – 1.3%
659,678	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (c)	659,678
	(Cost $659,678)

Total Investments – 100.1%	49,956,106
(Cost $46,704,543)

Net Other Assets and Liabilities – (0.1)%	(43,736)
Net Assets – 100.0%	$49,912,370

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$49,296,428	$49,296,428	$—	$—
Money Market Funds	659,678	659,678	—	—
Total Investments	$49,956,106	$49,956,106	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2025, and for the fiscal year-to-date period (January 1, 2025 to March 31, 2025) are as follows:
Security Name	Shares at 3/31/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2025	Dividend Income
First Trust China AlphaDEX® Fund	12,404	$ 251,219	$ 3,180	$ (5,631)	$ 10,898	$ 74	$ 259,740	$ 321
First Trust Consumer Discretionary AlphaDEX® Fund	—	4,825,469	50,653	(4,342,487)	(695,394)	161,759	—	10,507
First Trust Developed Markets ex-US AlphaDEX® Fund	11,405	623,164	7,948	(14,497)	45,651	2,075	664,341	1,238
First Trust Dow Jones Global Select Dividend Index Fund	—	—	257,999	(270,975)	—	12,976	—	—
First Trust Dow Jones Internet Index Fund	20,808	5,111,920	55,979	(113,700)	(472,879)	41,177	4,622,497	—
First Trust Emerging Markets AlphaDEX® Fund	28,060	624,489	7,619	(14,022)	22,167	1,173	641,426	1,114
First Trust Eurozone AlphaDEX® ETF	5,838	—	287,263	(2,905)	(12,941)	(67)	271,350	714
First Trust Financials AlphaDEX® Fund	79,992	4,374,516	48,649	(97,545)	(84,563)	(1,481)	4,239,576	20,451
First Trust India NIFTY 50 Equal Weight ETF	4,292	242,772	2,646	(5,168)	(1,508)	580	239,322	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	60,699	4,587,648	49,976	(100,237)	(333,985)	23,677	4,227,079	6,790
First Trust Japan AlphaDEX® Fund	—	257,315	—	(263,445)	(12,738)	18,868	—	—
First Trust Large Cap Core AlphaDEX® Fund	49,419	5,207,256	58,785	(116,063)	(118,562)	32,055	5,063,471	14,927
First Trust Large Cap Growth AlphaDEX® Fund	38,361	5,358,017	59,100	(118,488)	(293,835)	35,842	5,040,636	1,659
First Trust Mid Cap Core AlphaDEX® Fund	—	5,168,402	—	(5,402,286)	(820,367)	1,054,251	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	63,317	—	5,457,086	(95,892)	(613,592)	(6,425)	4,741,177	—
First Trust NASDAQ-100- Technology Sector Index Fund	24,604	4,680,076	51,613	(102,711)	(379,046)	20,338	4,270,270	206
First Trust Switzerland AlphaDEX® Fund	3,868	245,188	3,147	(5,815)	18,325	825	261,670	171
First Trust United Kingdom AlphaDEX® Fund	6,410	246,606	3,058	(5,625)	11,921	632	256,592	1,067
First Trust Utilities AlphaDEX® Fund	106,000	—	4,318,440	—	28,620	—	4,347,060	—
		$41,804,057	$10,723,141	$ (11,077,492)	$ (3,701,828)	$1,398,329	$39,146,207	$59,165

First Trust Capital Strength® Portfolio
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.5%
	Aerospace & Defense – 5.9%
12,283	General Dynamics Corp.	$3,348,100
6,680	Lockheed Martin Corp.	2,984,023
6,790	Northrop Grumman Corp.	3,476,548
		9,808,671
	Air Freight & Logistics – 2.1%
29,684	Expeditors International of Washington, Inc.	3,569,501
	Beverages – 6.5%
52,234	Coca-Cola (The) Co.	3,740,999
66,280	Monster Beverage Corp. (a)	3,878,706
22,095	PepsiCo, Inc.	3,312,924
		10,932,629
	Building Products – 1.7%
8,416	Trane Technologies PLC	2,835,519
	Capital Markets – 3.8%
3,259	BlackRock, Inc.	3,084,578
6,884	Moody’s Corp.	3,205,810
		6,290,388
	Chemicals – 6.0%
13,797	Ecolab, Inc.	3,497,815
7,513	Linde PLC	3,498,353
27,242	PPG Industries, Inc.	2,978,913
		9,975,081
	Commercial Services & Supplies – 1.9%
31,820	Veralto Corp.	3,100,859
	Communications Equipment – 3.9%
54,385	Cisco Systems, Inc.	3,356,099
7,046	Motorola Solutions, Inc.	3,084,809
		6,440,908
	Construction & Engineering – 1.7%
30,071	AECOM	2,788,484
	Consumer Staples Distribution & Retail – 3.8%
3,473	Costco Wholesale Corp.	3,284,694
35,627	Walmart, Inc.	3,127,694
		6,412,388
	Electronic Equipment, Instruments & Components – 1.9%
22,479	TE Connectivity PLC	3,176,732
	Financial Services – 6.4%
7,000	Berkshire Hathaway, Inc., Class B (a)	3,728,060
Shares	Description	Value

	Financial Services (Continued)
6,243	Mastercard, Inc., Class A	$3,421,913
10,248	Visa, Inc., Class A	3,591,514
		10,741,487
	Health Care Equipment & Supplies – 3.6%
46,975	Hologic, Inc. (a)	2,901,646
8,543	Stryker Corp.	3,180,131
		6,081,777
	Health Care Providers & Services – 2.2%
13,533	Cencora, Inc.	3,763,392
	Household Durables – 1.7%
392	NVR, Inc. (a)	2,839,801
	Household Products – 6.3%
36,933	Colgate-Palmolive Co.	3,460,622
25,747	Kimberly-Clark Corp.	3,661,739
20,329	Procter & Gamble (The) Co.	3,464,468
		10,586,829
	Industrial Conglomerates – 1.9%
14,716	Honeywell International, Inc.	3,116,113
	Insurance – 13.0%
30,759	Aflac, Inc.	3,420,093
8,946	Aon PLC, Class A	3,570,259
12,155	Chubb Ltd.	3,670,689
1,846	Markel Group, Inc. (a)	3,451,300
15,219	Marsh & McLennan Cos., Inc.	3,713,893
55,052	W.R. Berkley Corp.	3,917,500
		21,743,734
	IT Services – 3.5%
42,097	Cognizant Technology Solutions Corp., Class A	3,220,421
6,352	Gartner, Inc. (a)	2,666,188
		5,886,609
	Pharmaceuticals – 5.9%
22,278	Johnson & Johnson	3,694,583
33,452	Merck & Co., Inc.	3,002,652
19,745	Zoetis, Inc.	3,251,014
		9,948,249
	Professional Services – 4.1%
11,059	Automatic Data Processing, Inc.	3,378,856
22,391	Paychex, Inc.	3,454,484
		6,833,340
	Software – 1.7%
7,635	Microsoft Corp.	2,866,103
	Specialty Retail – 5.4%
8,001	Home Depot (The), Inc.	2,932,286

First Trust Capital Strength® Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
21,962	Ross Stores, Inc.	$2,806,524
26,882	TJX (The) Cos., Inc.	3,274,228
		9,013,038
	Technology Hardware, Storage & Peripherals – 1.9%
14,243	Apple, Inc.	3,163,798
	Trading Companies & Distributors – 1.7%
2,941	W. W. Grainger, Inc.	2,905,208
	Total Common Stocks	164,820,638
	(Cost $152,688,977)
MONEY MARKET FUNDS – 1.5%
2,393,303	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (b)	2,393,303
	(Cost $2,393,303)
	Total Investments – 100.0%	167,213,941
	(Cost $155,082,280)
	Net Other Assets and Liabilities – 0.0%	67,928
	Net Assets – 100.0%	$167,281,869

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$164,820,638	$164,820,638	$—	$—
Money Market Funds	2,393,303	2,393,303	—	—
Total Investments	$167,213,941	$167,213,941	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 98.0%
	Aerospace & Defense – 2.3%
31,716	BAE Systems PLC (GBP) (b)	$640,425
	Beverages – 3.6%
4,678	Carlsberg A/S, Class B (DKK) (b)	592,131
15,843	Diageo PLC (GBP) (b)	414,019
		1,006,150
	Biotechnology – 1.5%
2,718	CSL Ltd. (AUD) (b)	427,784
	Broadline Retail – 1.9%
11,635	Wesfarmers Ltd. (AUD) (b)	527,461
	Capital Markets – 2.5%
2,318	Deutsche Boerse AG (EUR) (b)	683,949
	Chemicals – 3.3%
109	Givaudan S.A. (CHF) (b)	468,983
1,859	Sika AG (CHF) (b)	452,823
		921,806
	Consumer Staples Distribution & Retail – 4.0%
10,264	Alimentation Couche-Tard, Inc. (CAD)	506,192
4,270	Loblaw Cos. Ltd. (CAD)	598,373
		1,104,565
	Electrical Equipment – 1.8%
4,751	Legrand S.A. (EUR) (b)	503,148
	Financial Services – 2.0%
18,633	Investor AB, Class B (SEK) (b)	555,713
	Food Products – 2.0%
5,512	Nestle S.A. (CHF) (b)	557,024
	Health Care Equipment & Supplies – 1.5%
1,466	Sonova Holding AG (CHF) (b)	428,043
	Hotels, Restaurants & Leisure – 6.0%
7,481	Amadeus IT Group S.A. (EUR) (b)	572,917
13,668	Aristocrat Leisure Ltd. (AUD) (b)	552,777
16,690	Compass Group PLC (GBP) (b)	552,044
		1,677,738
	Insurance – 18.0%
1,661	Allianz SE (EUR) (b)	635,681
15,889	Great-West Lifeco, Inc. (CAD)	622,509
1,961	Hannover Rueck SE (EUR) (b)	584,491
1,000	Muenchener Rueckversicherungs- Gesellschaft AG (EUR) (b)	631,721
Shares	Description	Value

	Insurance (Continued)
47,260	QBE Insurance Group Ltd. (AUD) (b)	$652,999
60,226	Sampo Oyj, Class A (EUR) (b)	577,157
4,058	Swiss Re AG (CHF) (b)	690,586
899	Zurich Insurance Group AG (CHF) (b)	627,509
		5,022,653
	IT Services – 4.9%
2,738	Capgemini SE (EUR) (b)	411,406
4,713	CGI, Inc. (CAD)	470,498
17,000	Obic Co., Ltd. (JPY) (b)	490,161
		1,372,065
	Machinery – 6.2%
9,541	Kone Oyj, Class B (EUR) (b)	526,431
1,823	Schindler Holding AG (CHF) (b)	571,350
21,055	Volvo AB, Class B (SEK) (b)	617,719
		1,715,500
	Media – 1.7%
4,978	Publicis Groupe S.A. (EUR) (b)	469,668
	Metals & Mining – 3.5%
19,428	BHP Group Ltd. (AUD) (b)	471,384
8,409	Rio Tinto PLC (GBP) (b)	504,626
		976,010
	Oil, Gas & Consumable Fuels – 2.0%
8,470	TotalEnergies SE (EUR) (b)	545,747
	Personal Care Products – 3.7%
1,356	L’Oreal S.A. (EUR) (b)	504,016
8,695	Unilever PLC (GBP) (b)	518,805
		1,022,821
	Pharmaceuticals – 7.7%
3,516	AstraZeneca PLC (GBP) (b)	516,306
28,461	GSK PLC (GBP) (b)	543,896
4,693	Novartis AG (CHF) (b)	521,251
1,734	Roche Holding AG (CHF) (b)	570,707
		2,152,160
	Professional Services – 8.3%
16,655	Bureau Veritas S.A. (EUR) (b)	505,314
31,046	Computershare Ltd. (AUD) (b)	765,254
3,251	Thomson Reuters Corp. (CAD)	561,010
3,178	Wolters Kluwer N.V. (EUR) (b)	494,803
		2,326,381
	Software – 4.2%
171	Constellation Software, Inc. (CAD)	541,545

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software (Continued)
40,373	Sage Group (The) PLC (GBP) (b)	$633,869
		1,175,414
	Specialty Retail – 1.7%
9,498	Industria de Diseno Textil S.A. (EUR) (b)	472,923
	Trading Companies & Distributors – 1.6%
11,747	Bunzl PLC (GBP) (b)	451,865
	Transportation Infrastructure – 2.1%
2,477	Aena SME S.A. (EUR) (b) (c) (d)	581,114
	Total Common Stocks	27,318,127
	(Cost $25,616,629)
WARRANTS (a) – 0.0%
	Software – 0.0%
92	Constellation Software, Inc. (CAD) (b) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS – 3.9%
1,085,622	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (h)	1,085,622
	(Cost $1,085,622)
	Total Investments – 101.9%	28,403,749
	(Cost $26,702,251)
	Net Other Assets and Liabilities – (1.9)%	(532,783)
	Net Assets – 100.0%	$27,870,966

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees and in accordance with provisions
of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $24,018,000 or 86.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Other Information section).
(g)	Non-income producing security.
(h)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	30.7%
CHF	17.2
GBP	16.8
AUD	12.0
CAD	11.6
SEK	4.1
USD	3.8
DKK	2.1
JPY	1.7
Total	100.0%

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Country Allocation†	% of Net Assets
Switzerland	17.5%
United Kingdom	17.1
Australia	12.2
Canada	11.8
France	10.6
Germany	9.1
Spain	5.8
Sweden	4.2
Finland	4.0
United States	3.9
Denmark	2.1
Netherlands	1.8
Japan	1.8
Total Investments	101.9
Net Other Assets and Liabilities	(1.9)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Consumer Staples Distribution & Retail	$1,104,565	$1,104,565	$—	$—
Insurance	5,022,653	622,509	4,400,144	—
IT Services	1,372,065	470,498	901,567	—
Professional Services	2,326,381	561,010	1,765,371	—
Software	1,175,414	541,545	633,869	—
Other Industry Categories*	16,317,049	—	16,317,049	—
Warrants*	— **	—	—	— **
Money Market Funds	1,085,622	1,085,622	—	—
Total Investments	$28,403,749	$4,385,749	$24,018,000	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Growth StrengthTM Portfolio
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 97.3%
	Aerospace & Defense – 1.9%
778	Axon Enterprise, Inc. (a)	$409,189
	Automobiles – 1.3%
1,083	Tesla, Inc. (a)	280,670
	Biotechnology – 3.5%
3,225	Neurocrine Biosciences, Inc. (a)	356,685
1,287	United Therapeutics Corp. (a)	396,744
		753,429
	Building Products – 1.8%
1,187	Trane Technologies PLC	399,924
	Capital Markets – 3.7%
837	Ameriprise Financial, Inc.	405,200
2,430	Interactive Brokers Group, Inc., Class A	402,384
		807,584
	Commercial Services & Supplies – 2.1%
8,119	Copart, Inc. (a)	459,454
	Communications Equipment – 2.0%
994	Motorola Solutions, Inc.	435,183
	Construction & Engineering – 1.6%
912	EMCOR Group, Inc.	337,103
	Consumer Finance – 1.8%
1,478	American Express Co.	397,656
	Electrical Equipment – 1.7%
1,334	Eaton Corp PLC	362,621
	Electronic Equipment, Instruments & Components – 2.0%
6,655	Amphenol Corp., Class A	436,501
	Energy Equipment & Services – 2.0%
10,601	Schlumberger N.V.	443,122
	Entertainment – 4.4%
3,407	Live Nation Entertainment, Inc. (a)	444,886
538	Netflix, Inc. (a)	501,701
		946,587
	Financial Services – 8.3%
2,767	Apollo Global Management, Inc.	378,913
1,246	Corpay, Inc. (a)	434,505
880	Mastercard, Inc., Class A	482,345
1,445	Visa, Inc., Class A	506,415
		1,802,178
Shares	Description	Value

	Health Care Equipment & Supplies – 1.7%
5,475	Dexcom, Inc. (a)	$373,888
	Health Care Providers & Services – 2.5%
1,909	Cencora, Inc.	530,874
	Hotels, Restaurants & Leisure – 3.7%
3,419	Airbnb, Inc., Class A (a)	408,434
8,032	Chipotle Mexican Grill, Inc. (a)	403,286
		811,720
	Household Durables – 1.8%
3,129	DR Horton, Inc.	397,790
	Insurance – 11.1%
4,837	Arch Capital Group Ltd.	465,223
1,276	Everest Group Ltd.	463,609
260	Markel Group, Inc. (a)	486,099
1,794	RenaissanceRe Holdings Ltd.	430,560
7,764	W.R. Berkley Corp.	552,486
		2,397,977
	Interactive Media & Services – 2.0%
754	Meta Platforms, Inc., Class A	434,575
	Machinery – 3.7%
1,197	Caterpillar, Inc.	394,771
4,187	PACCAR, Inc.	407,688
		802,459
	Oil, Gas & Consumable Fuels – 4.1%
4,365	ConocoPhillips	458,412
3,383	EOG Resources, Inc.	433,836
		892,248
	Pharmaceuticals – 2.0%
4,718	Merck & Co., Inc.	423,488
	Professional Services – 4.1%
1,560	Automatic Data Processing, Inc.	476,627
2,977	Leidos Holdings, Inc.	401,716
		878,343
	Semiconductors & Semiconductor Equipment – 5.6%
610	KLA Corp.	414,678
738	Monolithic Power Systems, Inc.	428,025
3,355	NVIDIA Corp.	363,615
		1,206,318
	Software – 11.8%
4,903	Fortinet, Inc. (a)	471,963
765	Intuit, Inc.	469,703

First Trust Growth StrengthTM Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,077	Microsoft Corp.	$404,295
2,608	Palo Alto Networks, Inc. (a)	445,029
431	ServiceNow, Inc. (a)	343,136
1,851	Workday, Inc., Class A (a)	432,264
		2,566,390
	Specialty Retail – 2.1%
3,791	TJX (The) Cos., Inc.	461,744
	Textiles, Apparel & Luxury Goods – 1.1%
2,201	Deckers Outdoor Corp. (a)	246,094
	Trading Companies & Distributors – 1.9%
415	W. W. Grainger, Inc.	409,949
	Total Common Stocks	21,105,058
	(Cost $22,072,085)
MONEY MARKET FUNDS – 2.2%
481,816	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (b)	481,816
	(Cost $481,816)
	Total Investments – 99.5%	21,586,874
	(Cost $22,553,901)
	Net Other Assets and Liabilities – 0.5%	98,885
	Net Assets – 100.0%	$21,685,759

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$21,105,058	$21,105,058	$—	$—
Money Market Funds	481,816	481,816	—	—
Total Investments	$21,586,874	$21,586,874	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 97.4%
	Aerospace & Defense – 5.8%
783	General Dynamics Corp. (a)	$213,430
426	Lockheed Martin Corp. (a)	190,299
433	Northrop Grumman Corp.	221,700
		625,429
	Air Freight & Logistics – 2.1%
1,892	Expeditors International of Washington, Inc.	227,513
	Beverages – 6.5%
3,329	Coca-Cola (The) Co. (a)	238,423
4,225	Monster Beverage Corp. (b)	247,247
1,408	PepsiCo, Inc. (a)	211,115
		696,785
	Building Products – 1.7%
536	Trane Technologies PLC	180,589
	Capital Markets – 3.7%
208	BlackRock, Inc.	196,868
439	Moody’s Corp. (a)	204,438
		401,306
	Chemicals – 5.9%
879	Ecolab, Inc.	222,844
479	Linde PLC (a)	223,041
1,736	PPG Industries, Inc. (a)	189,832
		635,717
	Commercial Services & Supplies – 1.8%
2,028	Veralto Corp.	197,629
	Communications Equipment – 3.8%
3,467	Cisco Systems, Inc. (a)	213,948
449	Motorola Solutions, Inc. (a)	196,577
		410,525
	Construction & Engineering – 1.6%
1,917	AECOM	177,763
	Consumer Staples Distribution & Retail – 3.8%
221	Costco Wholesale Corp. (a)	209,017
2,271	Walmart, Inc. (a)	199,371
		408,388
	Electronic Equipment, Instruments & Components – 1.9%
1,433	TE Connectivity PLC	202,512
	Financial Services – 6.3%
446	Berkshire Hathaway, Inc., Class B (b)	237,531
398	Mastercard, Inc., Class A (a)	218,152
653	Visa, Inc., Class A (a)	228,850
		684,533
	Health Care Equipment & Supplies – 3.6%
2,994	Hologic, Inc. (b)	184,940
545	Stryker Corp. (a)	202,876
		387,816

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services – 2.2%
863	Cencora, Inc. (a)	$239,992
	Household Durables – 1.7%
25	NVR, Inc. (b)	181,110
	Household Products – 6.3%
2,354	Colgate-Palmolive Co. (a)	220,570
1,641	Kimberly-Clark Corp.	233,383
1,296	Procter & Gamble (The) Co. (a)	220,864
		674,817
	Industrial Conglomerates – 1.8%
938	Honeywell International, Inc. (a)	198,622
	Insurance – 12.9%
1,961	Aflac, Inc.	218,044
570	Aon PLC, Class A	227,481
775	Chubb Ltd. (a)	234,042
118	Markel Group, Inc. (b)	220,614
970	Marsh & McLennan Cos., Inc. (a)	236,709
3,509	W.R. Berkley Corp.	249,701
		1,386,591
	IT Services – 3.5%
2,683	Cognizant Technology Solutions Corp., Class A (a)	205,249
405	Gartner, Inc. (b)	169,995
		375,244
	Pharmaceuticals – 5.9%
1,420	Johnson & Johnson (a)	235,493
2,132	Merck & Co., Inc.	191,368
1,259	Zoetis, Inc.	207,294
		634,155
	Professional Services – 4.0%
705	Automatic Data Processing, Inc. (a)	215,399
1,427	Paychex, Inc. (a)	220,157
		435,556
	Software – 1.7%
487	Microsoft Corp. (a)	182,815
	Specialty Retail – 5.3%
510	Home Depot (The), Inc. (a)	186,910
1,400	Ross Stores, Inc.	178,906
1,714	TJX (The) Cos., Inc. (a)	208,765
		574,581
	Technology Hardware, Storage & Peripherals – 1.9%
908	Apple, Inc.	201,694
	Trading Companies & Distributors – 1.7%
187	W. W. Grainger, Inc.	184,724
	Total Common Stocks	10,506,406
	(Cost $10,244,761)

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.3%
36,445	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (c)	$36,445
	(Cost $36,445)
	Total Investments – 97.7%	10,542,851
	(Cost $10,281,206)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 2.2%
	Put Options Purchased – 2.2%
14	S&P 500® Index	$7,856,590	$5,700.00	04/17/25	183,960
34	S&P 500® Mini Index	1,908,046	570.00	04/17/25	47,770
	Total Purchased Options				231,730
	(Cost $125,753)
WRITTEN OPTIONS – (0.1)%
	Call Options Written – (0.0)%
(14)	S&P 500® Index	(7,856,590)	6,275.00	04/17/25	(280)
(31)	S&P 500® Mini Index	(1,739,689)	625.00	04/17/25	(93)
	Total Call Options Written				(373)
	(Premiums received $89,058)
	Put Options Written – (0.1)%
(14)	S&P 500® Index	(7,856,590)	4,800.00	04/17/25	(6,244)
(34)	S&P 500® Mini Index	(1,908,046)	480.00	04/17/25	(2,074)
	Total Put Options Written				(8,318)
	(Premiums received $24,141)
	Total Written Options				(8,691)
	(Premiums received $113,199)

Net Other Assets and Liabilities – 0.2%	20,087
Net Assets – 100.0%	$10,785,977

(a)	All or a portion of these securities are pledged to cover index call options written. At March 31, 2025, the segregated value of these securities amounts to $1,976,260.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2025.

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,506,406	$10,506,406	$—	$—
Money Market Funds	36,445	36,445	—	—
Total Investments	10,542,851	10,542,851	—	—
Purchased Options	231,730	231,730	—	—
Total	$10,774,581	$10,774,581	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,691)	$(8,691)	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Variable Insurance Trust
March 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimer
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio and the First Trust Multi Income Allocation Portfolio are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2025 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Licensor’s only relationship to First Trust is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the “Index”) which is determined, composed and calculated by Licensor, or its agent, without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of The Capital Strength™ Index, The International Capital Strength™ Index and/or The Growth Strength™ Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength® Portfolio, the First Trust International Developed Capital Strength® Portfolio, the First Trust Growth StrengthTM Portfolio, and the First Trust Capital Strength® Hedged Equity Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED,

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2025 (Unaudited)
AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.